Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments, net of tax: Balance, beginning of year	¥ (2,613)	¥ (2,158)	¥ (18)
Current period other comprehensive (loss) income	3,646	(455)	(2,140)
Foreign currency translation adjustments, net of tax: Balance, end of year	1,033	(2,613)	(2,158)
Net unrealized gains (losses) on available-for-sale securities, net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, beginning of year	(54)	(54)	1
Current period other comprehensive (loss) income	79	0	(55)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, end of year	25	(54)	(54)
Adjustment on retirement benefits, net of tax:
Adjustment on retirement benefits, net of tax: Balance, beginning of year	(52)	(335)	(158)
Current period other comprehensive (loss) income	3	283	(177)
Adjustment on retirement benefits, net of tax: Balance, end of year	(49)	(52)	(335)
Total accumulated other comprehensive income (loss), net of tax:
Total accumulated other comprehensive income (loss), net of tax, Balance, beginning of year	(2,719)	(2,547)	(175)
Current period other comprehensive (loss) income	3,728	(172)	(2,372)
Total accumulated other comprehensive income (loss), net of tax, Balance, end of year	¥ 1,009	¥ (2,719)	¥ (2,547)